Business combinations (Acquisition of Ruzhou Xuji Wind Power Generation Co., Ltd.) (Detail) - Ruzhou Xuji Wind Power Generation [member] ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about business combination [line items]
Consideration	¥ 4,000
Less: Fair value of total identifiable net assets	4,000
Goodwill	¥ 0